TCG Financial Series Trust III

TCG Liquid Assets Money Market Fund

Incorporated herein by reference is the prospectus supplement for the TCG Liquid Assets Money Market Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on November 4, 2015 (SEC Accession No. 0001162044-15-001085).